Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Operating profit (loss) from continuing operations, before tax	[1]	£ 4,032	£ (481)	£ 3,983
Operating profit before tax from discontinued operations		279	130	249
Impairment (releases)/losses		(1,335)	3,242	696
Amortisation of discounts and premiums of other financial assets		203	267	255
Depreciation, amortisation and impairment of other assets		923	914	1,220
Change in fair value taken to profit or loss of other financial assets		1,771	(1,474)	(280)
Change in fair value taken to profit or loss on other financial liabilities and subordinated liabilities		(1,083)	962	856
Elimination of foreign exchange differences		2,446	(2,497)	949
Other non-cash items		(164)	(2)	(272)
Income receivable on other financial assets		(581)	(518)	(854)
(Profit)/loss on sale of other financial assets		(118)	(96)	22
(Profit)/loss on sale of subsidiaries and associates		(48)	16	(2,224)
Share of (profit)/loss of associates		(216)	30	14
Loss/(profit) on sale of other assets and net assets/liabiltiies		23	(16)	(58)
Interest payable on MRELs and subordinated liabilities		964	1,182	1,151
Loss on sale of MRELs and subordinated liabilities		145	324
Charges and releases on provisions		478	296	1,243
Defined benefit pension schemes		215	215	188
Net cash flow from trading activities		7,934	2,494	7,138
Decrease/(increase) in trading assets		7,751	4,147	(659)
Decrease/(increase) in derivative assets		59,697	(16,173)	(16,680)
Decrease/(increase) in settlement balance assets		156	2,090	(1,459)
(Increase)/decrease in loans to banks		(252)	(554)	3,563
Decrease/(increase) in loans to customers		2,721	(33,748)	(22,642)
(Increase)/decrease in other financial assets		(128)	221	924
(Increase)/decrease in other assets		(57)	8	707
Increase in assets of disposal groups		(9,015)
Increase/(decrease) in banks deposits		5,673	113	(2,804)
Increase/(decrease) in customer deposits		48,071	62,492	8,333
(Decrease)/increase in settlement balance liabilities		(350)	(1,652)	1,003
(Decrease)/increase in trading liabilities		(7,658)	(1,693)	1,599
(Decrease)/increase in derivative liabilities		(59,870)	13,826	17,982
Increase/(decrease) in other financial liabilities		938	(1,085)	2,871
Increase/(decrease) in notes in circulation		392	546	(43)
Decrease in other liabilities		(1,463)	(1,723)	(2,634)
Changes in operating assets and liabilities		46,606	26,815	(9,939)
Income taxes paid		(856)	(214)	(278)
Net cash flows from operating activities	[2]	53,684	29,095	(3,079)
Cash flows from investing activities
Sale and maturity of other financial assets		16,859	25,952	19,990
Purchase of other financial assets		(10,150)	(18,825)	(21,345)
Income received on other financial assets		581	518	854
Net movement in business interests and intangible assets		(3,489)	(70)	(84)
Sale of property, plant and equipment		165	348	428
Purchase of property, plant and equipment		(901)	(376)	(559)
Net cash flows from investing activities		3,065	7,547	(716)
Cash flows from financing activities
Movement in MRELs		2,736	636	1,927
Movement in subordinated liabilities		(3,452)	(2,381)	(1,064)
Ordinary shares issued				17
Share cancellation		(1,806)	(2)	(21)
Dividends paid		(1,016)	(381)	(3,429)
Issue of paid-in equity		937	2,218
Net cash flows from financing activities		(2,601)	90	(2,570)
Effects of exchange rate changes on cash and cash equivalents		(2,641)	1,879	(1,983)
Net increase/(decrease) in cash and cash equivalents		51,507	38,611	(8,348)
Cash and cash equivalents at 1 January		139,199	100,588	108,936
Cash and cash equivalents at 31 December		£ 190,706	£ 139,199	£ 100,588

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Includes interest received of £9,696 million (2020 - £10,007 million, 2019 - £11,245 million) and interest paid of £1,668 million (2020 - £2,414 million, 2019 - £3,318 million).